Description of Plan - Investment Options (Details) - 401(k) Retirement Savings Plan	12 Months Ended
Dec. 31, 2025
Description of Plan
EBP, Investment Program, Single Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Maximum percentage of deferral allocation and balance threshold	10.00%
Waiting period before exchange	30 days